UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Frank Value Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 96.79%

Cable & Other Pay Television Services - 2.63%
1,185	Liberty Global, Inc. Class-A *	$ 17,254
168	Liberty Global, Inc. Series-C *	2,374
		19,628
Commercial Banks, NEC - 0.19%
567	Citigroup, Inc.	1,435

Communications Equipment - 1.51%
2,493	Lojack Corp. *	11,293

Computer Communications Equipment - 5.92%
2,638	Cisco Systems, Inc. *	44,239

Concrete, Gypsum & Plaster Products - 1.06%
1,045	USG Corp. *	7,952

Electric Services - 1.85%
1,211	Mirant Corp. *	13,805

Electronic Computers - 2.59%
2,044	Dell, Inc. *	19,377

Finance Services - 9.37%
1,371	American Express Co.	18,687
1,928	Americredit Corp. *	11,298
2,149	Broadridge Financial Solutions, Inc.	39,993
		69,978
Fire, Marine & Casualty Insurance - 1.89%
5	Berkshire Hathaway, Inc. Class-B *	14,100

Hospital & Medical Service Plans - 4.68%
3,105	Wellcare Health Plans, Inc. *	34,931

Household Furniture - 1.52%
1,551	Tempur-Pedic International, Inc.	11,322

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 3.28%
991	Cintas Corp.	24,498

Miscellaneous Furniture & Fixtures - 1.39%
1,694	Knoll, Inc.	10,384

Motorcycles, Bicycles & Parts - 1.19%
664	Harley Davidson, Inc.	8,891

Perfumes, Cosmetics & Other Toliet Preparations - 1.99%
3,627	Bare Escentuals, Inc. *	14,871

Pharmaceutical Preparations - 6.51%
1,057	NBTY, Inc. *	14,883
1,199	Pfizer, Inc.	16,330
3,360	Prestige Brands Holdings, Inc. *	17,405
		48,618
Retail-Drug Store and Proprietary Stores - 6.19%
2,807	Petmed Express, Inc. *	46,259

Retail-Miscellaneous Shopping Goods Stores - 3.39%
1,400	Staples, Inc.	25,354

Retail-Radio, TV & Consumer Electronics Stores - 4.06%
799	Best Buy Co., Inc.	30,330

Semiconductors & Related Devices - 2.62%
1,301	Intel Corp.	19,554

Services-Advertising Agencies - 3.42%
3,002	Valueclick, Inc. *	25,547

Services-Business Services - 10.25%
6,038	Bidz.com *	24,273
2,704	Ebay, Inc. *	33,962
1,461	Western Union Co.	18,365
		76,600
Services-Computer Programming - 3.00%
4,824	Pros Holdings, Inc. *	22,432

Services-Consumer Credit Reporting - 2.63%
856	Moody's, Inc.	19,620

Services-Help Supply Services - 2.48%
2,247	Trueblue, Inc. *	18,538

Services-Mailing, Reproduction - 1.51%
3,186	American Reprographics Co. *	11,278

Services-Management Consulting - 3.08%
1,588	Corporate Executive Board Co.	23,026

Services-Prepackaged Software - 2.49%
1,014	Microsoft Corp.	18,627

Telegraph & Other Message Communications - 4.10%
1,402	J2 Global Communications, Inc. *	30,689

TOTAL FOR COMMON STOCKS (Cost $1,136,799) - 96.79%		$ 723,176

SHORT TERM INVESTMENTS - 3.29%
24,564	First American Treasury Obligations Fund Class Y 0.17% ** (Cost $24,564)	24,564

TOTAL INVESTMENTS (Cost $1,161,363) - 100.08%		$ 747,740

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08%)		(609)

NET ASSETS - 100.00%		$ 747,131

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,161,363 amounted to $413,622, which consisted of aggregate gross unrealized appreciation of $35,919 and aggregate gross unrealized depreciation of $449,541.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.

Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 747,740	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 747,740	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

	Leigh Baldwin Total Return Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 70.42%

Cigarettes - 3.80%
2,400	Altria Group, Inc.	$ 38,448

Electronic & Other Electrical Equipment - 2.80%
2,800	General Electric Co.	28,308

Farm Machinery & Equipment - 1.20%
3,000	Arts Way Manufacturing Co., Inc.	12,150

Finance Services - 1.56%
2,000	Oneida Financial Corp.	15,800

Food & Kindred Products - 4.18%
1,900	Kraft Foods, Inc.	42,351

Grain Mill Products - 3.62%
1,000	Kellogg Co.	36,630

Guided Missiles & Space Vehicles - 3.41%
500	Lockheed Martin Corp.	34,515

Motorcycles, Bicycles & Parts - 2.12%
1,600	Harley Davidson, Inc.	21,424

National Commercial Banks - 2.17%
1,500	US Bancorp.	21,915

Oil & Gas Field Machinery & Equipment - 1.99%
1,500	Oil States International, Inc. *	20,130

Petroleum Refining - 4.64%
1,200	Conocophilips	46,992

Pharmaceutical Preparations - 3.59%
1,300	Sanofi-Aventis *	36,309

Plastic Material, Synth/Resin Rubber Cellulos - 4.41%
2,000	Dupont E I De Nemours & Co.	44,660

Rubber & Plastics Footwear - 4.63%
1,000	Nike, Inc.	46,890

Security Brokers, Dealers & Flotation Companies - 4.59%
3,000	Charles Schwab & Co., Inc.	46,500

Services-Miscellaneous Amusement & Recreation Services - 2.33%
1,300	Walt Disney Co.	23,608

Services-Motion Picture & Video - 2.14%
1,000	Dreamworks Animation SKG, Inc. *	21,640

Services-Prepackaged Software - 5.45%
3,000	Microsoft Corp.	55,110

Surgical & Medical Instruments - 4.42%
900	3M Co.	44,748

Telephone Communications - 3.98%
1,600	AT&T Corp.	40,320

Wholesale-Groceries & Related Products - 3.39%
1,500	Sysco Corp.	34,200

TOTAL FOR COMMON STOCKS (Cost $827,001) - 70.42%		$ 712,648

EXCHANGE TRADED FUNDS - 12.02%
1,500	Aberdeen Asia Global Fund	$ 12,750
3,000	Aberdeen Asia Pacific Fund	14,310
1,500	The Gabelli Global Gold, Natural Resources & Income Trust	23,520
1,000	Nuveen New York Municipal Value Fund, Inc.	8,950
1,000	Nuveen Select Tax-Free Income Portfolio	13,670
200	UltraShort S&P500 Proshares	15,860
1,500	Templeton Global Income Fund	11,145
2,000	Western Asset Inflation Linked Fund	21,460

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $118,030) - 12.02%		$ 121,665

PUT OPTIONS PURCHASED

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	3M Co.
900	January 2010 Put @ 45.00	$ 4,680

	Altria Group, Inc.
1,000	January 2010 Put @ 12.50	880
1,400	January 2010 Put @ 15.00	2,478
		3,358
	AT&T Corp.
1,600	January 2010 Put @ 22.50	4,784

	Charles Schwab & Co., Inc.
3,000	January 2011 Put @ 12.50	8,550

	Conocophilips
1,200	January 2011 Put @ 35.00	9,540

	Dupont E I De Nemours & Co.
2,000	January 2010 Put @ 20.00	6,000

	General Electric Co.
2,000	January 2011 Put @ 7.50	4,080

	Harley Davidson, Inc.
1,300	January 2010 Put @ 20.00	10,920

	Kellogg Co.
1,000	January 2011 Put @ 35.00	5,400

	Kraft Foods, Inc.
1,400	January 2010 Put @ 22.50	4,312

	Lockheed Martin Corp.
300	January 2010 Put @ 70.00	3,330
100	January 2010 Put @ 60.00	640
		3,970
	Microsoft Corp.
3,000	January 2011 Put @ 10.00	3,420

	Nike, Inc.
1,000	January 2011 Put @ 35.00	6,000

	Sanofi-Aventis
1,300	January 2010 Put @ 25.00	3,380

	US Bancorp.
400	January 2010 Put @ 17.50	2,560
1,100	January 2010 Put @ 22.50	10,340
		12,900
	Walt Disney Co.
1,300	January 2010 Put @ 20.00	5,200

	TOTAL (Premiums Paid $92,220) - 9.53%	$ 96,494

SHORT TERM INVESTMENTS - 10.09%
102,066	First American Treasury Obligations Fund Class Y 0.65%** (Cost $102,066)	102,066

TOTAL INVESTMENTS (Cost $1,037,251) - 102.06%		$ 1,032,873

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.06%)		(20,863)

NET ASSETS - 100.00%		$ 1,012,010

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

	Leigh Baldwin Total Return Fund
	Schedule of Call Options Written
	March 31, 2009 (Unaudited)

	CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	3M Co.
900	April 2009 Call @ 50.00	$ 1,620

	Altria Group, Inc.
2,400	April 2009 Call @ 17.00	336

	AT&T Corp.
1,600	April 2009 Call @ 26.00	576

	Charles Schwab & Co., Inc.
3,000	April 2009 Call @ 15.00	4,050

	Conocophilips
1,200	April 2009 Call @ 40.00	1,512

	Dreamworks Animation SKG, Inc.
1,000	April 2009 Call @ 22.50	550

	Dupont E I De Nemours & Co.
2,000	April 2009 Call @ 22.50	2,000

	General Electric Co.
2,800	April 2009 Call @ 12.00	420

	Harley Davidson, Inc.
1,600	April 2009 Call @ 15.00	960

	Kellogg Co.
1,000	April 2009 Call @ 45.00	50

	Kraft Food, Inc.
1,900	April 2009 Call @ 22.50	1,064

	Lockheed Martin Corp.
500	April 2009 Call @ 70.00	1,200

	Microsoft Corp.
3,000	April 2009 Call @ 17.50	3,810

	Nike, Inc.
1,000	April 2009 Call @ 50.00	800

	Oil States International, Inc.
1,500	April 2009 Call @ 15.00	675

	UltraShort S&P500 Proshares
200	April 2009 Call @ 90.00	470

	Sanofi-Aventis
1,300	April 2009 Call @ 30.00	390

	Sysco Corp.
1,500	April 2009 Call @ 22.50	1,050

	US Bancorp.
1,500	April 2009 Call @ 17.50	450

	Walt Disney Co.
1,300	April 2009 Call @ 17.50	1,625

	Total (Premiums Received $20,774)	$ 23,608

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Retrun Fund
1. SECURITY TRANSACTIONS

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,037,251 amounted to $109,278, which consisted of aggregate gross unrealized appreciation of $44,915 and aggregate gross unrealized depreciation of $154,192.

2. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
Valuation Inputs of Assets		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,032,873	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,032,873	$ -

		INVESTMENT	OTHER
		IN	FINANCIAL
Valuation Inputs of Liabilities		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 23,608	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 23,608	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date May 27, 2009

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date May 27, 2009